Cover	Dec. 05, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-40793
Entity Registrant Name	Aesther Healthcare Acquisition Corp.
Entity Central Index Key	0001869974
Entity Tax Identification Number	87-1309280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 Madison Avenue
Entity Address, Address Line Two	8th Floor – Suite 8078
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	908-2659
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one half of one Redeemable Warrant
Trading Symbol	AEHAU
Security Exchange Name	NASDAQ
Class A Ordinary Share, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	AEHA
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	AEHAW
Security Exchange Name	NASDAQ